Summary of Significant Accounting Policies Adjustment for New Accounting Pronouncements (Details) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Dec. 31, 2017
New Accounting Pronouncement, Early Adoption [Line Items]
Gaming	$ 440,463	$ 443,945
Food and beverage	85,399	86,605
Room	47,912	46,850
Other	32,344	32,665
Total revenues	606,118	610,065
Promotional Allowances		0
Revenue, Net	606,118	610,065
Gaming	189,035	191,933
Food and beverage	82,690	84,348
Room	20,933	21,307
Other	20,805	21,415
Selling, general and administrative	87,583	91,613
Maintenance and utilities	27,926	26,399
Depreciation, Depletion and Amortization, Nonproduction	51,276	53,964
Corporate expense	25,857	20,798
Project development, preopening and writedowns	3,440	2,972
Other operating items, net	1,799	486
Total operating costs and expenses	511,344	515,235
Operating income	94,774	94,830
Interest income	(457)	(460)
Interest Expense	44,259	43,674
Gain Loss on Early Retirements of Debt		156
Other Nonoperating Income (Expense)		111
Total other expense (income), net	43,483	43,481
Income from continuing operations before income taxes	51,291	51,349
Income tax provision	(9,892)	(16,273)
Income (Loss) from Continuing Operations, Net of Tax, Including Portion Attributable to Noncontrolling Interest		35,076
Income (Loss) from Discontinued Operations, Net of Tax, Attributable to Parent	0	375
Net income	$ 41,399	$ 35,451
Continuing operations	$ 0.36	$ 0.31
Income (Loss) from Discontinued Operations and Disposal of Discontinued Operations, Net of Tax, Per Basic Share		0.00
Basic net income per common share	$ 0.36	$ 0.31
Weighted average basic shares outstanding	114,375	115,269
Continuing operations	$ 0.36	$ 0.31	$ 0.31
Income (Loss) from Discontinued Operations and Disposal of Discontinued Operations, Net of Tax, Per Diluted Share			0.00
Diluted net income per common share	$ 0.36	$ 0.31	$ 0.31
Weighted average diluted shares outstanding	115,154	115,902	115,902
Adjustments [Member]
New Accounting Pronouncement, Early Adoption [Line Items]
Gaming		$ (56,054)
Food and beverage		(838)
Room		(476)
Other		(1,373)
Total revenues		(58,741)
Promotional Allowances		(63,464)
Revenue, Net		4,723
Gaming		(39,698)
Food and beverage		34,830
Room		8,193
Other		1,436
Selling, general and administrative		0
Maintenance and utilities		0
Depreciation, Depletion and Amortization, Nonproduction		0
Corporate expense		0
Project development, preopening and writedowns		0
Other operating items, net		0
Total operating costs and expenses		4,761
Operating income		(38)
Interest income		0
Interest Expense		0
Gain Loss on Early Retirements of Debt		0
Other Nonoperating Income (Expense)		0
Total other expense (income), net		0
Income from continuing operations before income taxes		(38)
Income tax provision		0
Income (Loss) from Continuing Operations, Net of Tax, Including Portion Attributable to Noncontrolling Interest		(38)
Income (Loss) from Discontinued Operations, Net of Tax, Attributable to Parent		0
Net income		$ (38)
Continuing operations		$ 0.00
Income (Loss) from Discontinued Operations and Disposal of Discontinued Operations, Net of Tax, Per Basic Share		0.00
Basic net income per common share		$ 0.00
Weighted average basic shares outstanding		0
Continuing operations			$ 0.00
Income (Loss) from Discontinued Operations and Disposal of Discontinued Operations, Net of Tax, Per Diluted Share			0.00
Diluted net income per common share			$ 0.00
Weighted average diluted shares outstanding			0
As Previously Reported [Member]
New Accounting Pronouncement, Early Adoption [Line Items]
Gaming		$ 499,999
Food and beverage		87,443
Room		47,326
Other		34,038
Total revenues		668,806
Promotional Allowances		63,464
Revenue, Net		605,342
Gaming		231,631
Food and beverage		49,518
Room		13,114
Other		19,979
Selling, general and administrative		91,613
Maintenance and utilities		26,399
Depreciation, Depletion and Amortization, Nonproduction		53,964
Corporate expense		20,798
Project development, preopening and writedowns		2,972
Other operating items, net		486
Total operating costs and expenses		510,474
Operating income		94,868
Interest income		(460)
Interest Expense		43,674
Gain Loss on Early Retirements of Debt		156
Other Nonoperating Income (Expense)		111
Total other expense (income), net		43,481
Income from continuing operations before income taxes		51,387
Income tax provision		(16,273)
Income (Loss) from Continuing Operations, Net of Tax, Including Portion Attributable to Noncontrolling Interest		35,114
Income (Loss) from Discontinued Operations, Net of Tax, Attributable to Parent		375
Net income		$ 35,489
Continuing operations		$ 0.31
Income (Loss) from Discontinued Operations and Disposal of Discontinued Operations, Net of Tax, Per Basic Share		0.00
Basic net income per common share		$ 0.31
Weighted average basic shares outstanding		115,269
Continuing operations			$ 0.31
Income (Loss) from Discontinued Operations and Disposal of Discontinued Operations, Net of Tax, Per Diluted Share			0.00
Diluted net income per common share			$ 0.31
Weighted average diluted shares outstanding			115,902